Financial Instruments - Long-Term Debt Outstanding Maturities (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Disclosure - Financial Instruments - Long-Term Debt Outstanding Maturities [Abstract]
2017	$ 4,412
2018	2,400
2019	4,807
2020	364
After 2020	16,835
Total	$ 28,818